Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (2,847,879)	£ (2,075,534)	£ (1,109,005)	£ (2,284,466)